Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Current Assets
Cash and cash equivalents	$ 72,001	$ 55,641	$ 52,603
Trade receivables, net	16,295	19,877	25,107
Other accounts receivables	4,555	5,965	1,648
Inventories	71,558	88,479	73,795
Total Current Assets	164,409	169,962	153,153
Non-Current Assets
Property, plant and equipment, net	33,746	28,224	27,362
Right-of-use assets	9,854	7,761	5,494
Intangible assets, Goodwill and other long-term assets	135,041	140,465	142,501
Contract assets	8,159	8,495	8,546
Total Non-Current Assets	186,800	184,945	183,903
Total Assets	351,209	354,907	337,056
Current Liabilities
Current maturities of lease liabilities	1,586	1,384	1,138
Current maturities of other long term liabilities	9,480	14,996	15,989
Trade payables	14,786	24,804	12,812
Other accounts payables	8,104	8,261	7,318
Deferred revenues	41	148	15
Total Current Liabilities	33,997	49,593	37,272
Non-Current Liabilities
Lease liabilities	9,574	7,438	4,717
Contingent consideration	17,630	18,855	19,642
Other long-term liabilities	34,121	34,379	36,477
Employee benefit liabilities, net	618	621	558
Total Non-Current Liabilities	61,943	61,293	61,394
Shareholder’s Equity
Ordinary shares	15,024	15,021	15,020
Additional paid in capital	266,588	265,848	265,700
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	16	140	(98)
Capital reserve from share-based payments	6,394	6,427	6,198
Capital reserve from employee benefits	283	275	318
Accumulated deficit	(29,546)	(40,200)	(45,258)
Total Shareholder’s Equity	255,269	244,021	238,390
Total Liabilities and Shareholder’s Equity	$ 351,209	$ 354,907	$ 337,056